Other Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Gains and Losses [Abstract]
Summary of Information about Other Gains and Losses

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Exchange gains (losses), net	144	36	(829)